Supplemental cash flow information	6 Months Ended
Jun. 30, 2020
Supplemental cash flow information
Supplemental cash flow information

15. Supplemental cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2020	2019	2020	2019
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$—	(43)	—	$(43)
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$8,600	—	8,600	$—

Refer to note 11 for non-cash indemnification received information.